3. SIGNIFICANT ACCOUNTING POLICIES: ADOPTION OF ACCOUNTING STANDARDS (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Reserve for impaired inventory	$ 35,000	$ 35,000	$ 35,000	$ 35,000
Minimum [Member]
Estimated useful lives of assets		2 years	2 years
Minimum [Member] | Leasehold Improvements [Member]
Estimated useful lives of assets	5 years		2 years
Maximum [Member]
Estimated useful lives of assets		10 years	5 years
Maximum [Member] | Leasehold Improvements [Member]
Estimated useful lives of assets	20 years		3 years